1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Costs of Sales-Products/Services (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Costs of Sales-Products/Services

Costs of Sales—Products

Costs of goods sold primarily include the cost of products sold to customers on a first-in first-out basis, along with amortization expense of our intellectual property, warranty costs, warehousing costs, freight and handling charges. Warehousing costs include payroll and benefit costs.

Costs of Sales—Services

Costs of services consist primarily of the costs to provide mobile services to our patients, including catheter cost, amortization expense of our intellectual property, depreciation of our mobile consoles and vehicle fleet, and payroll and benefit costs.